Taxes on income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of the deferred tax liabilities and assets
	December 31, 2021	December 31, 2020
Deferred tax assets:
Deferred research and development cost	$3,556	$4,970
Employee related liabilities	842	906
Intangible assets	1,125	1,304
Goodwill	2,773	1,354
Deferred revenues	1,765	1,164
Issuance costs	1,347	—
Other	1,068	431
Total deferred tax assets	12,476	10,129

Deferred tax liabilities:
Deferred costs	1,324	1,242
Intangible assets	545	771
Goodwill	180	68
Property and equipment	438	455
Derivative instruments	79	208
Other	110	13
Total deferred tax liabilities	2,676	2,757
Total deferred tax assets, net	$9,800	$7,372

Schedule of income before income tax expense to the reported amount
	Year Ended December 31,
	2021	2020	2019
Income before income taxes expense, as reported in the consolidated statements of operations	$82,305	$11,397	$1,415
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	18,930	2,621	325
Foreign subsidiaries taxed at different tax rates	167	81	76
Preferred tax rates in Israel	(7,598)	(72)	937
Revaluation of liability instruments	(8,145)	—	—
Non-deductible expense	1,363	1,501	2,293
Taxes in respect of prior years	(125)	78	(283)
Intercompany transfer of intangible assets	—	1,324	—
Tax on dividend distributed from trapped earnings	7,068	—	—
Other	(751)	83	(57)
Actual income tax expense	$10,909	$5,616	$3,291

Schedule of income tax expense
	Year Ended December 31,
	2021	2020	2019
Domestic	$71,434	$4,348	$(3,920)
Foreign	10,871	7,049	5,335
	$82,305	$11,397	$1,415

Schedule of income tax expenses allocated to continuing operations
	Year Ended December 31,
	2021	2020	2019
Current:
Israel	$9,665	$4,549	$3,950
Foreign	2,882	3,885	1,008
Total current tax expense:	12,547	8,434	4,958

Deferred:
Israel	(10)	(3,729)	(1,897)
Foreign	(1,628)	911	230
Total deferred tax benefit	(1,638)	(2,818)	(1,667)
Total income tax expense	$10,909	$5,616	$3,291

Schedule of the total amounts of unrecognized tax benefits
	December 31, 2021	December 31, 2020
Unrecognized tax benefits, beginning of year	$2,007	$1,689
Decreases in tax positions for prior years	—	(388)
Increases in tax positions for current year	1,231	706
Unrecognized tax benefits, end of year	$3,238	$2,007